Stock-based payment plans - Fair value of stock options and warrants (Details) - Share Options and Warrants - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair value of stock options and warrants
Expected dividend yield			0.00%
Weighted average fair value of underlying shares		$ 30.87	$ 49.26	$ 25.55
Weighted average expected volatility		47.50%	41.20%	51.40%
Weighted average risk-free interest rate		1.68%	2.52%	1.69%
Weighted average expected term	0 years	3 years 8 months 1 day	0 years	3 years 9 months 4 days